Consolidated Statements of Change in Shareholders’ Equity - USD ($)		Ordinary shares Class A		Ordinary shares Class B		Additional paid-in capital	Deferred share compensation	Accumulated deficit	Total
Balance at Jun. 30, 2022		$ 5	[1]		[1]	$ 195,847,100	$ (32,978)	$ (147,370,363)	$ 48,443,764
Balance (in Shares) at Jun. 30, 2022	[1]	1,928
Sale of units		$ 2	[1]		[1]	5,018,983			5,018,985
Sale of units (in Shares)	[1]	700
Sale of ordinary shares		$ 1	[1]		[1]	1,499,999			1,500,000
Sale of ordinary shares (in Shares)	[1]	480
Ordinary shares issued for acquisition of intangible assets		$ 2	[1]		[1]	3,599,998			3,600,000
Ordinary shares issued for acquisition of intangible assets (in Shares)	[1]	960
Ordinary shares issued for services		$ 3	[1]		[1]	4,376,997	(3,800,125)		576,875
Ordinary shares issued for services (in Shares)	[1]	1,320
Ordinary shares issued for compensation		$ 2	[1]		[1]	2,953,408	(123,290)		2,830,120
Ordinary shares issued for compensation (in Shares)	[1]	920
Ordinary shares issued for exercise of warrants			[1]		[1]	509,788			509,788
Ordinary shares issued for exercise of warrants (in Shares)	[1]	169
Conversion of Class A ordinary shares into Class B shares		$ (1)	[1]	$ 1	[1]
Conversion of Class A ordinary shares into Class B shares (in Shares)	[1]	(480)		480
Forfeiture of unvested restricted ordinary shares			[1]		[1]	(12,458)	12,458
Stock compensation expense			[1]		[1]		86,568		86,568
Net loss			[1]		[1]			(37,849,665)	(37,849,665)
Balance at Jun. 30, 2023		$ 14	[1]	$ 1	[1]	213,793,815	(3,857,367)	(185,220,028)	24,716,435
Balance (in Shares) at Jun. 30, 2023	[1]	5,997		480
Sale of ordinary shares		$ 5	[1]		[1]	1,379,995			1,380,000
Sale of ordinary shares (in Shares)	[1]	1,848
Ordinary shares issued for acquisition of intangible assets		$ 24	[1]		[1]	7,199,976			7,200,000
Ordinary shares issued for acquisition of intangible assets (in Shares)	[1]	9,600
Ordinary shares issued for acquisition of concert cooperation rights		$ 6	[1]		[1]	7,999,994			8,000,000
Ordinary shares issued for acquisition of concert cooperation rights (in Shares)	[1]	2,560
Cashless exercise of warrants into ordinary shares			[1]		[1]
Cashless exercise of warrants into ordinary shares (in Shares)	[1]	22
Conversion of convertible notes payable into ordinary shares		$ 1	[1]		[1]	224,999			225,000
Conversion of convertible notes payable into ordinary shares (in Shares)	[1]	459
Stock compensation expense			[1]		[1]	21,060	3,847,589		3,868,649
Net loss			[1]		[1]			(26,864,340)	(26,864,340)
Balance at Jun. 30, 2024		$ 50	[1]	$ 1	[1]	230,619,839	(9,778)	(212,084,368)	18,525,744
Balance (in Shares) at Jun. 30, 2024	[1]	20,486		480
Sale of ordinary shares		$ 2	[1]		[1]	939,998			940,000
Sale of ordinary shares (in Shares)	[1]	940
Cashless exercise of warrants into ordinary shares		$ 1	[1]		[1]	(1)
Cashless exercise of warrants into ordinary shares (in Shares)	[1]	270
Conversion of convertible notes payable into ordinary shares		$ 1,034	[1]		[1]	15,279,287			15,280,321
Conversion of convertible notes payable into ordinary shares (in Shares)	[1]	413,603
Issuance of warrants in connection with the issuance of convertible notes			[1]		[1]	3,902,449			3,902,449
Ordinary shares issued for acquisition of equipment		$ 1,625	[1]		[1]	25,998,375			26,000,000
Ordinary shares issued for acquisition of equipment (in Shares)	[1]	650,000
Ordinary shares issued for compensation		$ 8	[1]		[1]	1,665,292			1,665,300
Ordinary shares issued for compensation (in Shares)	[1]	3,348
Stock compensation expense			[1]		[1]	617	9,148		9,765
Net loss			[1]		[1]			(43,001,455)	(43,001,455)
Issuance of fractional shares upon the 100-for-1 and 25-for-1 reverse share split		$ 18	[1]		[1]	(18)
Issuance of fractional shares upon the 100-for-1 and 25-for-1 reverse share split (in Shares)	[1]	7,258
Balance at Jun. 30, 2025		$ 2,738	[1]	$ 1	[1]	$ 278,405,838	$ (630)	$ (255,085,823)	$ 23,322,124
Balance (in Shares) at Jun. 30, 2025	[1]	1,095,905		480

[1]	Giving retroactive effect to the 100-for-1 reverse share split on November 15, 2024 and the 25-for-1 reverse share split on August 22, 2025